DERIVATIVE WARRANT LIABILITY (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Derivative Warrant Liability [Abstract]
Balance, December 31, 2019 and 2020	$ 0
Fair value of warrants issued	925,737
Fair value adjustment	(658,626)
Balance, December 31, 2021	$ 267,111